Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

10. SHARE‑BASED COMPENSATION

On June 22, 2018, the Board of Directors of the Company approved and adopted the 2018 Share Incentive Plan (the “2018 Plan”), under which the Company reserves 11,733,506 ordinary shares to motivate employees of the Group. On June 25, 2019, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan. On June 16, 2020, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan.

Under the 2018 plan, the options are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest 25% of his/her option at the end of each year of complete service.

On August 31, 2020, the Board of Directors of the Company approved and adopted the 2020 equity Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of ordinary shares available for issuance is 3,691,528 for the year of 2022. If the aggregate number of ordinary shares reserved and available for issuance pursuant to awards granted under the 2020 Plan falls below 2% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year (the “Limit”), the aggregate number of ordinary shares reserved and available for issuance pursuant to awards granted under the 2020 Plan shall be automatically increased to the Limit on January 1 thereafter. For purposes of determining the number of shares outstanding on such date, all preferred shares, options, warrants and other equity securities that are convertible into or exercisable or exchangeable for shares (whether or not by their terms then currently convertible, exercisable or exchangeable) and were outstanding on such date, are deemed to have been so converted, exercised or exchanged.

Under the 2020 plan, the options are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest 25% of his/her option at the end of each year of complete service.

Prior to the Company’s IPO, stock options granted to employees will be exercisable upon the Company’s completion of IPO and all the stock options granted to an employee shall be forfeited at the time of employee terminated his employment with the Company. After the Company’s IPO, vested options not exercised by an employee shall be forfeited at the time the employee terminates of cause and breaches of the employees’ obligations, three months after termination of employment of the employee or twelve months after employee terminates of death or disability. The options have a contractual term of ten years.

A summary of the share options activities for the years ended December 31, 2022 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2022	36,901,955	0.27	7.90	237,704,168
Granted	3,746,500	0.41
Exercised	(8,713,492)	0.24
Forfeited	(93,125)	0.40
Outstanding as of December 31, 2022	31,841,838	0.29	7.28	102,113,143
Vested and expect to vest as of December 31, 2022	31,841,838	0.29	7.28	102,113,143
Exercisable as of December 31, 2022	15,565,204	0.25	6.72	50,610,197

10. SHARE‑BASED COMPENSATION (continued)

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2020	2021	2022
Risk-free rate of return (per annum)	0.70%	1.31%	2.94%-4.12%
Volatility	56.60%	55.42%	60.21%-62.51%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	5.12	10.10	2.62-3.51
Expected term	10	10	10

Prior to the Company’s IPO, the estimated fair values of the underlying ordinary shares at the grant date were estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date. The expected volatility was estimated based on the historical volatility of the Company and its comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options for the years ended December 31, 2020, 2021 and 2022 was US$4.78, US$9.45 and US$3.10, respectively. The total intrinsic value of share options exercised for the years ended December 31, 2020, 2021 and 2022, was nil, US$77,265,474 and US$33,356,308, respectively.

Since the exercisability is dependent upon the completion of an initial public offering of the Company, no compensation expense relating to the options was recorded for the years ended December 31, 2019. Upon the completion of IPO in September 2020, the Company immediately recognized share-based compensation expenses of US$46,458,472 of options vested cumulatively.

Total recognized share-based compensation expenses for the years ended December 31, 2020, 2021 and 2022, were allocated to following expense items:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Cost of revenues	16,255,275	6,299,864	4,798,901
Selling and marketing expenses	7,672,437	10,102,733	5,774,985
General and administrative expenses	35,861,913	26,729,432	14,752,580
Technology and product development expenses	1,015,858	807,418	1,364,504
Total share-based compensation expenses	60,805,483	43,939,447	26,690,970

As of December 31, 2022, US$25,260,125 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.01 year.